Commitments and Contingencies - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) office	Dec. 31, 2015 USD ($)
Other Commitments [Line Items]
Number of offices | office		17
Rent expense		$ 417	$ 732
Purchases of premises and equipment	$ 4,100	9,595	951
Commitments to Extend Credit
Other Commitments [Line Items]
Other commitment		181,100	138,300
Commitments expire within one year		23,500	51,300
Standby Letters of Credit
Other Commitments [Line Items]
Other commitment		$ 4,100	$ 1,800
Director
Other Commitments [Line Items]
Operating leases, annual increase, percentage		1.50%
Owned Properties
Other Commitments [Line Items]
Number of offices | office		14
Operating Leases
Other Commitments [Line Items]
Number of offices | office		3